Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		60 Months Ended		116 Months Ended		120 Months Ended
		Aug. 31, 2024		Aug. 31, 2024		Aug. 31, 2024		Aug. 31, 2024		Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Dec. 19, 2014	Aug. 31, 2014
C000074269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		8.18%		2.05%				4.62%
C000074269 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 15,704		$ 15,704		$ 15,704		$ 15,704		$ 13,682	$ 14,365	$ 17,429	$ 13,102	$ 13,375	$ 11,917	$ 11,117	$ 10,760	$ 9,032		$ 9,425
Average Annual Return, Percent		14.78%		3.26%				5.24%
C000074270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	9.92%		2.13%		4.60%	[2]
C000074270 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 15,473		$ 15,473		$ 15,473		$ 15,473		13,582	14,363	17,556	13,298	13,680	12,273	11,531	11,254	9,517	$ 10,000
Average Annual Return, Percent		13.92%		2.49%		4.60%	[2]
C000074271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	12.91%		2.49%		4.60%	[4]
C000074271 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 15,467		$ 15,467		$ 15,467		15,467		13,578	14,361	17,554	13,289	13,674	12,271	11,524	11,249	9,507	10,000
Average Annual Return, Percent		13.91%		2.49%		4.60%	[4]
C000074272 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 17,067		$ 17,067		$ 17,067		$ 17,067		14,830	15,539	18,794	14,098	14,357	12,752	11,865	11,462	9,601		10,000
Average Annual Return, Percent		15.09%		3.52%				5.49%
C000074273 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 15,467		$ 15,467		$ 15,467		$ 15,467		13,582	14,371	17,558	13,299	13,682	12,277	11,544	11,260	9,517	10,000
Average Annual Return, Percent		13.88%		2.48%		4.60%	[5]
C000074274 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 16,238		$ 16,238		$ 16,238		16,238		14,186	14,937	18,163	13,686	14,011	12,510	11,700	11,349	9,543	10,000
Average Annual Return, Percent		14.46%		2.99%		5.12%	[6]
C000074275 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 16,638		$ 16,638		$ 16,638		16,638		14,499	15,230	18,467	13,880	14,176	12,632	11,772	11,403	9,568	10,000
Average Annual Return, Percent		14.75%		3.25%		5.39%	[7]
C000074276 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 17,036		$ 17,036		$ 17,036		17,036		14,814	15,508	18,766	14,071	14,327	12,739	11,853	11,447	9,582	10,000
Average Annual Return, Percent		15.00%		3.53%		5.65%	[8]
C000117929 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 17,208		$ 17,208		$ 17,208		$ 17,208		14,947	15,633	18,905	14,162	14,415	12,793	11,892	11,477	9,601		10,000
Average Annual Return, Percent		15.13%		3.61%				5.58%
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Account Value		$ 23,192		$ 23,192		$ 23,192		$ 23,192		18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000	10,000
Average Annual Return, Percent		23.44%	[9],[10]	12.14%	[9],[10]	9.43%	[2],[11],[12]	8.78%	[9],[10]
MSCI All Country World C000074273 Index net div [Member]
Account Value [Line Items]
Account Value		$ 23,981		$ 23,981		$ 23,981		$ 23,981		19,427	17,049	20,268	15,756	13,521	13,559	12,170	10,392	9,690
MSCI All Country World C000074274 Index net div [Member]
Account Value [Line Items]
Account Value		23,981		23,981		23,981		23,981		19,427	17,049	20,268	15,756	13,521	13,559	12,170	10,392	9,690
MSCI All Country World C000074275 Index net div [Member]
Account Value [Line Items]
Account Value		23,981		23,981		23,981		23,981		19,427	17,049	20,268	15,756	13,521	13,559	12,170	10,392	9,690
MSCI All Country World C000074271 Index net div [Member]
Account Value [Line Items]
Account Value		23,981		23,981		23,981		23,981		19,427	17,049	20,268	15,756	13,521	13,559	12,170	10,392	9,690
MSCI All Country World C000074270 Index net div [Member]
Account Value [Line Items]
Account Value		23,981		23,981		23,981		23,981		19,427	17,049	20,268	15,756	13,521	13,559	12,170	10,392	9,690
MSCI All Country World C000074276 Index net div [Member]
Account Value [Line Items]
Account Value		$ 23,981		23,981		23,981		23,981		19,427	17,049	20,268	15,756	13,521	13,559	12,170	10,392	9,690
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Account Value		$ 13,553		$ 13,553		$ 13,553		$ 13,553		11,539	12,171	14,651	10,987	12,729	11,772	11,160	11,171	9,522	$ 10,000	$ 10,000
Average Annual Return, Percent		17.45%	[9],[10]	1.26%	[9],[10]	3.17%	[2],[11],[12]	3.09%	[9],[10]
FTSE EPRA Nareit Developed Real Estate C000074274 Index net div [Member]
Account Value [Line Items]
Account Value		$ 13,541		$ 13,541		$ 13,541		$ 13,541		11,529	12,160	14,638	10,978	12,717	11,762	11,150	11,161	9,513
FTSE EPRA Nareit Developed Real Estate C000074273 Index net div [Member]
Account Value [Line Items]
Account Value		13,541		13,541		13,541		13,541		11,529	12,160	14,638	10,978	12,717	11,762	11,150	11,161	9,513
FTSE EPRA Nareit Developed Real Estate C000074275 Index net div [Member]
Account Value [Line Items]
Account Value		13,541		13,541		13,541		13,541		11,529	12,160	14,638	10,978	12,717	11,762	11,150	11,161	9,513
FTSE EPRA Nareit Developed Real Estate C000074271 Index net div [Member]
Account Value [Line Items]
Account Value		13,541		13,541		13,541		13,541		11,529	12,160	14,638	10,978	12,717	11,762	11,150	11,161	9,513
FTSE EPRA Nareit Developed Real Estate C000074270 Index net div [Member]
Account Value [Line Items]
Account Value		13,541		13,541		13,541		13,541		11,529	12,160	14,638	10,978	12,717	11,762	11,150	11,161	9,513
FTSE EPRA Nareit Developed Real Estate C000074276 Index net div [Member]
Account Value [Line Items]
Account Value		$ 13,541		$ 13,541		$ 13,541		$ 13,541		$ 11,529	$ 12,160	$ 14,638	$ 10,978	$ 12,717	$ 11,762	$ 11,150	$ 11,161	$ 9,513

[1]	Assuming redemption at the end of the applicable period.
[2]	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
[3]	Assuming redemption at the end of the applicable period.
[4]	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
[5]	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
[6]	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
[7]	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
[8]	For the period from the commencement of the class's investment operations, December 19, 2014 through August 31, 2024.
[9]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[10]	Source: FactSet Research Systems Inc.
[11]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[12]	Source: FactSet Research Systems Inc.